Expenses by nature (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Leases, services charges and vacant property costs	$ 227	$ 645	$ 523
Depreciation and amortization	17,797	11,405	10,241
Doubtful accounts	1,056	664	683
Advertising, publicity and other selling expenses	2,990	2,924	3,964
Taxes, rates and contributions	2,197	2,146	1,912
Maintenance and repairs	5,796	5,854	4,956
Fees and payments for services	7,058	10,374	7,933
Director's fees	748	1,000	753
Food, beverage and other lodging expenses			130
Payroll and social security liabilities	18,867	17,298	15,974
Cost of sale of goods and services	17,050	18,024	12,996
Cost of sale of agricultural products and biological assets	12,249	7,503	6,390
Supplies and labors	13,752	13,173	9,399
Freights	1,390	752	876
Commissions and bank charges	106	156	24
Conditioning and clearance	179	121	153
Travel, library expenses and stationery	199	269	74
Interconnection and roaming expenses	6,960	6,064	5,241
Fees to other operators	9,711	8,981	6,499
Others	5,685	3,899	4,688
Total expenses by nature	124,017	111,252	93,409
Production Costs [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Leases, services charges and vacant property costs	9	10	4
Depreciation and amortization	1,372	583	500
Doubtful accounts
Advertising, publicity and other selling expenses
Taxes, rates and contributions	46	50	53
Maintenance and repairs	88	99	117
Fees and payments for services	33	30	13
Director's fees
Food, beverage and other lodging expenses
Payroll and social security liabilities	561	517	607
Cost of sale of goods and services
Cost of sale of agricultural products and biological assets
Supplies and labors	8,385	7,994	4,701
Freights	78	61	53
Commissions and bank charges
Conditioning and clearance
Travel, library expenses and stationery	48	63	40
Interconnection and roaming expenses
Fees to other operators
Others	811	333	878
Total expenses by nature	11,431	9,740	6,966
Costs [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Leases, services charges and vacant property costs	164	174	123
Depreciation and amortization	10,180	6,680	5,852
Doubtful accounts	89	6	7
Advertising, publicity and other selling expenses	515	585	693
Taxes, rates and contributions	687	781	710
Maintenance and repairs	4,680	4,723	4,169
Fees and payments for services	4,954	7,332	5,418
Director's fees
Food, beverage and other lodging expenses			100
Payroll and social security liabilities	7,695	7,185	6,912
Cost of sale of goods and services	17,050	18,024	12,996
Cost of sale of agricultural products and biological assets	12,249	7,503	6,390
Supplies and labors	5,275	5,134	4,668
Freights	54	36	3
Commissions and bank charges	6	73
Conditioning and clearance
Travel, library expenses and stationery	50	60	7
Interconnection and roaming expenses	6,960	6,064	5,241
Fees to other operators	9,711	8,950	6,499
Others	3,652	2,074	2,290
Total expenses by nature	83,971	75,384	62,078
General And Administrative Expenses [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Leases, services charges and vacant property costs	33	57	49
Depreciation and amortization	2,987	1,792	1,552
Doubtful accounts		13
Advertising, publicity and other selling expenses		24	13
Taxes, rates and contributions	135	109	200
Maintenance and repairs	600	652	423
Fees and payments for services	1,958	2,812	2,310
Director's fees	748	1,000	753
Food, beverage and other lodging expenses			7
Payroll and social security liabilities	4,851	4,578	4,651
Cost of sale of goods and services
Cost of sale of agricultural products and biological assets
Supplies and labors	2	1	3
Freights
Commissions and bank charges	100	80	24
Conditioning and clearance
Travel, library expenses and stationery	76	119	20
Interconnection and roaming expenses
Fees to other operators		31
Others	777	884	871
Total expenses by nature	12,267	12,152	10,876
Selling Expenses [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Leases, services charges and vacant property costs	21	404	347
Depreciation and amortization	3,258	2,350	2,337
Doubtful accounts	967	645	676
Advertising, publicity and other selling expenses	2,475	2,315	3,258
Taxes, rates and contributions	1,329	1,206	949
Maintenance and repairs	428	380	247
Fees and payments for services	113	200	192
Director's fees
Food, beverage and other lodging expenses			23
Payroll and social security liabilities	5,760	5,018	3,804
Cost of sale of goods and services
Cost of sale of agricultural products and biological assets
Supplies and labors	90	44	27
Freights	1,258	655	820
Commissions and bank charges		3
Conditioning and clearance	179	121	153
Travel, library expenses and stationery	25	27	7
Interconnection and roaming expenses
Fees to other operators
Others	445	608	649
Total expenses by nature	$ 16,348	$ 13,976	$ 13,489